COMMITMENTS AND CONTINGENCIES (Tables) - Medmen Enterprises Inc. [Member]	12 Months Ended
Jun. 26, 2021
Schedule of retail entities

				Ownership
Entity		Location	Purpose	2021	2020

Nature’s Cure, Inc.	(1) (3)	Los Angeles - LAX Airport	Dispensary	0%	0%
LAX Fund II Group, LLC	(1) (4)			0%	0%
Venice Caregiver Foundation, Inc.	(2) (3)	Venice Beach - Abbot Kinney	Dispensary	0%	0%

Schedule of corporate entities

				Ownership
Entity		Location	Purpose	2021	2020

MM CAN USA, Inc.	(1)	California	Manager of MM Enterprises USA, LLC	100%	100%
MM Enterprises USA, LLC	(4)	Delaware	Operating Entity	100%	100%
Convergence Management Services, Ltd.	(13)	Canada	Public Relations Entity	100%	100%

Schedule of management entities

				Ownership
Subsidiaries		Location	Purpose	2021	2020

LCR SLP, LLC	(4)	Delaware	Holding Company	100%	100%

Schedule of real estate entities

				Ownership
Subsidiaries		Location	Purpose	2021	2020

MMOF Venice Parking, LLC	(2)	Venice Beach - Lincoln Blvd.	Parking Lot	100%	100%
MME RE AK, LLC	(2)	Venice Beach - Abbot Kinney	Building	100%	100%
MMOF RE SD, LLC	(2)	San Diego - Kearny Mesa	Building	100%	100%
MMOF RE Vegas 2, LLC	(6)	Las Vegas - The Strip	Building	100%	100%
MMOF RE Fremont, LLC	(6)	Las Vegas - Downtown Arts District	Building	100%	100%
MME RE BH, LLC	(2)	Los Angeles - Beverly Hills	Building	100%	100%
NVGN RE Holdings, LLC	(6)	Nevada	Genetics R&D Facility	100%	100%

Schedule of retail entities

				Ownership
Subsidiaries		Location	Purpose	2021	2020

Manlin I, LLC	(2)	Los Angeles - West Hollywood	Dispensary	100%	100%
Farmacy Collective	(3)	Los Angeles - West Hollywood	Dispensary	100%	100%
The Source Santa Ana	(2)	Orange County - Santa Ana	Dispensary	100%	100%
SA Fund Group RT, LLC				100%	100%
CYON Corporation, Inc.	(1)	Los Angeles - Beverly Hills	Dispensary	100%	100%
BH Fund II Group, LLC	(2)			100%	100%
MMOF Downtown Collective, LLC	(2)	Los Angeles - Downtown	Dispensary	100%	100%
Advanced Patients’ Collective	(1)			100%	100%
DT Fund II Group, LLC	(1)			100%	100%
MMOF San Diego Retail, Inc.	(2)	San Diego - Kearny Mesa	Dispensary	100%	100%
San Diego Retail Group II, LLC	(1)			100%	100%
MMOF Venice, LLC	(2)	Venice Beach - Lincoln Blvd.	Dispensary	100%	100%
The Compassion Network, LLC	(1)			100%	100%
MMOF PD, LLC	(2)	Palm Desert	Dispensary	100%	100%
MMOF Palm Desert, Inc.	(1)			100%	100%
MMOF SM, LLC	(2)	Santa Monica	Dispensary	100%	100%
MMOF Santa Monica, Inc.	(1)			100%	100%
MMOF Fremont, LLC	(6)	Las Vegas - Downtown Arts District	Dispensary	100%	100%
MMOF Fremont Retail, Inc.	(5)			100%	100%
MME SF Retail, Inc.	(1)	San Francisco	Dispensary	100%	100%
MMOF Vegas, LLC	(6)	Las Vegas - North Las Vegas	Dispensary	100%	100%
MMOF Vegas Retail, Inc.	(5)			100%	100%
MMOF Vegas 2, LLC	(6)	Las Vegas - Cannacopia	Dispensary	100%	100%
MMOF Vegas Retail 2, Inc.	(5)			100%	100%
MME VMS, LLC	(3)	San Jose	Dispensary	100%	100%
Viktoriya’s Medical Supplies, LLC	(3)			100%	100%
Project Compassion Venture, LLC	(5)			100%	100%
Project Compassion Capital, LLC	(5)			100%	100%
Project Compassion NY, LLC	(5)			100%	100%
MedMen NY, Inc.	(7)	New York (Manhattan / Syracuse / Lake Success / Buffalo)	Dispensaries	100%	100%
MME IL Group LLC	(11)	Oak Park, Illinois	Dispensary	100%	100%
Future Transactions Holdings, LLC	(11)			100%	100%
MME Seaside, LLC	(2)	Seaside, California	Dispensary	0%	100%
PHSL, LLC	(2)			0%	100%
MME Sorrento Valley, LLC	(2)	San Diego – Sorrento Valley	Dispensary	100%	100%
Sure Felt, LLC	(2)			100%	100%
Rochambeau, Inc.	(1)	Emeryville, California	Dispensary	100%	100%
Kannaboost Technology, Inc.	(10)	Scottsdale and Tempe, Arizona	Dispensaries	0%	100%
CSI Solutions, LLC	(9)			0%	100%
MME AZ Group, LLC	(9)	Mesa, Arizona	Dispensary	100%	100%
EBA Holdings, Inc.	(10)			100%	100%
MattnJeremy, Inc.	(1)	Long Beach, California	Dispensary	100%	100%
Milkman, LLC	(2)	Grover Beach, California	Dispensary	0%	100%
MME 1001 North Retail, LLC	(11)	Chicago, Illinois	Dispensary	100%	100%
MME Evanston Retail, LLC	(11) (15)	Evanston, Illinois	Dispensary	100%	100%
MME Morton Grove Retail, LLC	(11)	Morton Grove, Illinois	Dispensary	100%	0%
MedMen Boston, LLC	(14)	Boston, Massachusetts	Dispensary	90%	0%

Schedule of cultivation entities

				Ownership
Subsidiaries		Location	Purpose	2021	2020

Project Mustang Development, LLC	(6)	Northern Nevada	Cultivation and Production Facility	100%	100%
The MedMen of Nevada 2, LLC	(6)			100%	100%
MMNV2 Holdings I, LLC	(6)			100%	100%
MMNV2 Holdings II, LLC	(6)			100%	100%
MMNV2 Holdings III, LLC	(6)			100%	100%
MMNV2 Holdings IV, LLC	(6)			100%	100%
MMNV2 Holdings V, LLC	(6)			100%	100%
Manlin DHS Development, LLC	(6)	Desert Hot Springs, California	Cultivation and Production Facility	100%	100%
Desert Hot Springs Green Horizon, Inc.	(3)			100%	100%
Project Compassion Venture, LLC	(4)	Utica, New York	Cultivation and Production Facility	100%	100%
EBA Holdings, Inc.	(10)	Mesa, Arizona	Cultivation and Production Facility	100%	100%
Kannaboost Technology, Inc.	(10)	Scottsdale and Tempe, Arizona	Cultivation and Production Facility	0%	100%
CSI Solutions, LLC	(9)			0%	100%
MME Florida, LLC	(8)	Eustis, Florida	Cultivation and Production Facility	100%	100%

Schedule of property plant and equipment

Land	Not Depreciated
Buildings and Improvements	39 Years
Finance Lease Assets	Shorter of Lease Term or Economic Life
Right of Use Assets	10 – 20 Years
Furniture and Fixtures	3 – 7 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 – 7 Years
Construction in Progress	Not Depreciated

Schedule of intangible assets

Dispensary Licenses	15 Years
Customer Relationships	5 Years
Management Agreement	30 Years
Intellectual Property	10 Years
Capitalized Software	3 Years

Schedule of financial instruments

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$11,873,256	$11,873,256
Restricted Cash	$-	$730	$730
Accounts Receivable	$1,027,218	$-	$1,027,218
Investments	$-	$3,036,791	$3,036,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$57,138,783	$-	$57,138,783
Other Liabilities	$15,590,388	$-	$15,590,388
Notes Payable	$191,115,328	$-	$191,115,328
Due to Related Party	$1,476,921	$-	$1,476,921
Derivative Liabilities	$-	$6,935,520	$6,935,520
Senior Secured Convertible Credit Facility	$170,821,393	$-	$170,821,393

The following table summarizes the Company’s financial instruments as of June 27, 2020:

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$9,598,736	$9,598,736
Restricted Cash	$-	$1,029	$1,029
Accounts Receivable	$1,245,827	$-	$1,245,827
Due from Related Party	$3,109,718	$-	$3,109,718
Investments	$-	$3,786,791	$3,786,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$76,627,718	$-	$76,627,718
Other Liabilities	$10,791,392	$-	$10,791,392
Acquisition Consideration Related Liabilities	$-	$8,951,801	$8,951,801
Notes Payable	$168,998,601	$-	$168,998,601
Due to Related Party	$4,556,815	$-	$4,556,815
Derivative Liabilities	$-	$546,076	$546,076
Senior Secured Convertible Credit Facility	$166,368,463	$-	$166,368,463